B. Summary of Significant Accounting Policies	12 Months Ended
Sep. 30, 2013
Accounting Policies [Abstract]
B. Summary of Significant Accounting Policies

Basis of Presentation

The consolidated financial statements include the accounts of Aeolus and its wholly owned subsidiary. All significant intercompany accounts and transactions have been eliminated. The Company uses the equity method to account for its 35.0% ownership interest in CPEC.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Such estimates include revenue recognition, warrant liability, allowance for doubtful accounts, stock-based compensation and warrant expense. Actual results could differ from those estimates.

Cash and Cash Equivalents

The Company invests available cash in short-term bank deposits. Cash and cash equivalents include investments with maturities of three months or less at the date of purchase. The carrying value of cash and cash equivalents approximate their fair market value at September 30, 2013 and 2012 due to their short-term nature.

Significant customers and accounts receivable

For the year ended September 30, 2013, the Company’s primary customer was BARDA. For the year ended September 30, 2013, revenues from BARDA comprised 100% of total revenues. As of September 30, 2013, the Company’s receivable balances were comprised 100% from this customer. Unbilled accounts receivable, included in accounts receivable, totaling $165,000 as of September 30, 2013 relate to work that has been performed, though invoicing has not yet occurred. All of the unbilled receivables are expected to be billed and collected within the next 12 months. Accounts receivable are stated at invoice amounts and consist primarily of amounts due from HHS as well as amounts due under reimbursement contracts with other government entities and non-government and philanthropic organizations. If necessary, the Company records a provision for doubtful receivables to allow for any amounts which may be unrecoverable. This provision is based upon an analysis of the Company’s prior collection experience, customer creditworthiness and current economic trends. As of September 30, 2013 and 2012, an allowance for doubtful accounts was not recorded as the collection history from the Company’s customers indicated that collection was probable.

Concentrations of credit risk

Financial instruments that potentially subject the Company to concentrations of credit risk consist primarily of cash and cash equivalents and accounts receivable. The Company places its cash and cash equivalents with high quality financial institutions. Management believes that the financial risks associated with its cash and cash equivalents and investments are minimal. Because accounts receivable consist primarily of amounts due from the U.S. federal government agencies, management deems there to be minimal credit risk.

Revenue Recognition

Aeolus recognizes revenue in accordance with the authoritative guidance for revenue recognition.  Revenue is recognized when all of the following criteria are met: (i) persuasive evidence of an arrangement exists, (ii) delivery (or passage of title) has occurred or services have been rendered, (iii) the seller’s price to the buyer is fixed or determinable, and (iv) collectability is reasonably assured.

The BARDA Contract is classified as a “cost-plus-fixed-fee” contract. Aeolus recognizes government contract revenue in accordance with the authoritative guidance for revenue recognition including the authoritative guidance specific to federal government contracts. Reimbursable costs under the contract primarily include direct labor, subcontract costs, materials, equipment, travel, and indirect costs. In addition, we receive a fixed fee under the BARDA Contract, which is unconditionally earned as allowable costs are incurred and is not contingent on success factors. Reimbursable costs under this BARDA Contract, including the fixed fee, are generally recognized as revenue in the period the reimbursable costs are incurred and become billable.

Fair Value of Financial Instruments

The carrying amounts of our short-term financial instruments, which include cash and cash equivalents, accounts receivable, accounts payable, and accrued liabilities approximate their fair values due to their short maturities.

Fair Value Measurements

The Company adopted Accounting Standards Codification (“ASC”) Topic 820, Fair Value Measurements and Disclosures, for financial and non-financial assets and liabilities.

ASC 820 discusses valuation techniques, such as the market approach (comparable market prices), the income approach (present value of future income or cash flow) and the cost approach (cost to replace the service capacity of an asset or replacement cost). The Company utilizes the market approach. The statement utilizes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The following is a brief description of those three levels:

·	Level 1: Observable inputs such as quoted prices (unadjusted) in active markets for identical assets or liabilities.
·	Level 2: Inputs other than quoted prices that are observable for the asset or liability, either directly or indirectly. These include quoted prices for similar assets or liabilities in active markets and quoted prices for identical or similar assets or liabilities in markets that are not active.

·	Level 3: Unobservable inputs that reflect the reporting entity’s own assumptions.

The warrant liability is measured at fair market value on a recurring basis as of September 30, 2013 and 2012 and is summarized below (in thousands):

Fair value at September 30, 2013			Fair value at September 30, 2012
Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
$—	$—	$—	$—	$—	$19,319

The following table summarizes, as of September 30, 2013, the warrant activity subject to Level 3 inputs which are measured on a recurring basis:

Fair value measurements of warrants using significant unobservable inputs (Level 3)
Balance at September 30, 2012	$19,319
Change in fair value of warrant liability	(1,574)
Warrant repricing modification charge	2,084
Exercised	(19,829)
Balance at September 30, 2013	$-

Research and Development

Research and development costs are expensed in the period incurred.

Leases

The Company leases office space and office equipment under month to month operating lease agreements. For the years ended September 30, 2013 and 2012, total rent expense was approximately $41,000 and $36,000, respectively.

Income Taxes

 The Company recognizes liabilities or assets for the deferred tax consequences of temporary differences between the tax bases of assets or liabilities and their reported amounts in the financial statements. These temporary differences will result in taxable or deductible amounts in future years when the reported amounts of the assets or liabilities are recovered or settled. A valuation allowance is established when management determines that is more likely than not that all or a portion of a deferred tax asset will not be realized. Management evaluates the Company’s ability to realize its net deferred tax assets on a quarterly basis and valuation allowances are provided, as necessary. During this evaluation, management reviews its forecasts of income in conjunction with other positive and negative evidence surrounding the Company’s ability to realize its deferred tax assets to determine if a valuation allowance is required. Adjustments to the valuation allowance will increase or decrease the Company’s income tax provision or benefit. Management also applies the relevant guidance to determine the amount of income tax expense or benefit to be allocated among continuing operations, discontinued operations, and items charged or credited directly to stockholders’ equity (deficit).

A tax position must meet a minimum probability threshold before a financial statement benefit is recognized. The minimum threshold is a tax position that is more likely than not be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation process, based on the technical merits of the position. The Company recognizes interest and penalties related to uncertain tax positions in income tax expense.

Net Income (Loss) Per Common Share

The Company computes basic net income (loss) per weighted average share attributable to common stockholders using the weighted average number of shares of common stock outstanding during the period. The Company computes diluted net income (loss) per weighted average share attributable to common stockholders using the weighted average number of shares of common and dilutive potential common shares outstanding during the period. Potential common shares outstanding consist of stock options, convertible debt, warrants and convertible preferred stock using the treasury stock method and are excluded if their effect is anti-dilutive. Diluted weighted average common shares did not include any incremental shares for the fiscal year ended September 30, 2013 and included incremental shares of approximately 9,448,000 shares for the fiscal year ended September 30, 2012 issuable upon the exercise or conversion of convertible debt, stock options to purchase common stock, convertible preferred stock and warrants to purchase common stock. Diluted weighted average common shares excluded incremental shares of approximately 2,586,000 and 51,364,000, respectively, for the fiscal year 2013 and 2012, due to their anti-dilutive effect.

	Fiscal Year Ended September 30,
	2013	2012
Numerator:
Net income (loss)	$(3,208)	$1,698
Net income attributable to participating securities	-	(842)
Net income (loss) attributable to common stockholders – basic	$(3,208)	$856

Net income (loss)	$(3,208)	$1,698
Less gain (loss) on warrant liability for participating common warrants	-	3,859
Net income (loss) attributable to common stockholders – diluted	$(3,208)	$(2,161)
Denominator:
Weighted-average shares used in computing net income (loss) per share attributable to common stockholders – basic	106,554	61,593
Effect of potentially dilutive securities:
Common stock warrants	—	9,448
Convertible preferred warrants	—	—
Convertible preferred stock	—	—
Common stock options	—	—
Non-participating common stock warrants	—	—
Weighted-average shares used in computing net income (loss) per share attributable to common stockholders – diluted	106,554	71,041
Basic net income (loss) per common share	$(0.03)	$0.01
Diluted net income (loss) per common share	$(0.03)	$(0.03)

Accounting for Stock-Based Compensation

The Company recognizes stock based compensation expense in the statement of operations based upon the fair value of the equity award amortized over the vesting period.

Segment Reporting

The Company currently operates in one segment.

Warrant Liability

Increases or decreases in fair value of the warrants are included as a component of other income (expense) in the accompanying statement of operations for the respective period. As of September 30, 2013, the liability for warrants decreased to $0 from approximately $19,319,000 as of September 30, 2012, due to the exercise of the related warrants (see note F) resulting in a loss to statement of operations of $510,000. The warrant liability and revaluations have not had any impact on the Company’s working capital, liquidity or business operations. The Company previously had warrants with an embedded feature that met the requirements of derivative accounting per ASC Topic 815, Derivatives and Hedging. The Company recorded these warrants at their fair value in accordance with ASC Topic 820 and was required to revalue its liability for these warrants on a quarterly basis. All the warrants subject to this accounting treatment were exercised in full on February 19, 2013 in connection with the financing. See note F below for additional information.